REVENUE	6 Months Ended
Jun. 30, 2020
REVENUES:
REVENUE

NOTE 8 - REVENUE

Revenue Recognition and Contract Accounting

The Company generates revenue from four sources: (1) Technology Systems; (2) Technical Support; (3) Consulting Services and (4) AI Technology.

The Company constructs intelligent technology systems consisting of materials and labor under customer contracts. Revenues and related costs on technology systems revenue are recognized based on ASC 606-10-25-27, where control of a good or service transfers over time if the entity’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date including a profit margin or reasonable return on capital. Control is deemed to pass to the customer instantaneously as the goods are manufactured and revenue is recognized accordingly.

In addition, the Company has adopted ASC 606-10-55-21 such that if the cost incurred is not proportionate to the progress in satisfying the performance obligation, we adjust the input method to recognize revenue only to the extent of the cost incurred. Therefore, the Company will recognize revenue at an equal amount to the cost of the goods to satisfy the performance obligation. To accurately reflect revenue recognition based on the input method, the Company has adopted the implementation guidance as set out in ASC 606-10-55-187 through 192.

Under this method, contract revenues are recognized over the performance period of the contract in direct proportion to the costs incurred. Costs include direct material, direct labor, subcontract labor and other allocable indirect costs. All un-allocable indirect costs and corporate general and administrative costs are also charged to the periods as incurred. Any recognized revenues that have not been billed to a customer are recorded as an asset in “contract assets”. Any billings of customers more than recognized revenues are recorded as a liability in “contract liabilities”. However, in the event a loss on a contract is foreseen, the Company will recognize the loss when such loss is determined.

Contract Assets

Contract assets on uncompleted contracts represents costs and estimated earnings in excess of billings and/or cash received on uncompleted contracts accounted for under the input method, which recognizes revenue only to the extent of the cost incurred.

At June 30, 2020 and December 31, 2019, contract assets on uncompleted contracts consisted of the following:

	June 30, 2020	December 31. 2019
Costs and estimated earnings recognized	$3,663,654	$3,700,124
Less: Billings or cash received	(2,817,844)	(2,324,204)
Contract assets	$845,810	$1,375,920

Contract Liabilities

Contract liabilities on uncompleted contracts represents billings and/or cash received that exceed accumulated revenues recognized on uncompleted contracts accounted for under the input method, which recognizes revenue only to the extent of the cost incurred.

At June 30, 2020 and December 31, 2019, contract liabilities on uncompleted contracts consisted of the following:

	June 30, 2020	December 31. 2019
Billings and/or cash receipts on uncompleted contracts	$3,283	$35,665
Less: Costs and estimated earnings recognized	(—)	(27,004)
Contract liabilities	$3,283	$8,661

A contract is considered complete when all costs except insignificant items have been incurred and the installation is operating according to specifications or has been accepted by the customer.

The Company has contracts in various stages of completion. Such contracts require estimates to determine the appropriate cost and revenue recognition. Costs estimates are reviewed periodically on a contract-by-contract basis throughout the life of the contract such that adjustments to the profit resulting from revisions are made cumulative to the date of the revision. Significant management judgments and estimates, including the estimated costs to complete projects, must be made and used in connection with the revenue recognized in the accounting period. Current estimates may be revised as additional information becomes available.

Technical Support

Maintenance and technical support services are provided on both an as-needed and extended-term basis and may include providing both parts and labor. Maintenance and technical support provided outside of a maintenance contract are on an as-requested basis, and revenue is recognized as the services are provided. Revenue for maintenance and technical support provided on an extended-term basis is recognized ratably over the term of the contract.

For sales arrangements that do not involve multiple elements such as professional services, which are of short-term duration, revenues are recognized when services are completed.

Consulting Services

The Company’s consulting services business generates revenues under contract with customers from three sources: (1) Professional Services (consulting and auditing); (2) Software licensing with optional hardware sales; and (3) Customer Service (training and maintenance support).

For sales arrangements that do not involve performance obligations:

(1)	Revenues for professional services, which are of short-term duration, are recognized when services are completed;
(2)

For all periods reflected in this report, software license sales have been one-time sales of a perpetual license to use our software product and the customer also has the option to purchase third-party manufactured handheld devices from us if they purchase our software license. Accordingly, the revenue is recognized upon delivery of the software and delivery of the hardware, as applicable, to the customer;

(3)	Training sales are one-time upfront short-term training sessions and are recognized after the service has been performed; and
(4)

Maintenance/support is an optional product sold to our software license customers under one-year contracts. Accordingly, maintenance payments received upfront are deferred and recognized over the contract term.

Artificial Intelligence

The Company has begun to derive revenue from applications that incorporate artificial intelligence (AI) in the form of predetermined algorithms to provide important operating information to the users of our systems.  The revenue generated from these applications of AI consists of an annual application maintenance fee which will be recognized ratably over the year, plus fees for the design, development, testing and incorporation of new algorithms into the system which will be recognized upon completion of each deliverable.

Multiple Elements

Arrangements with customers may involve multiple elements including project revenue and maintenance services in our Intelligent Technology Systems business. Maintenance will occur after the project is completed and may be provided on an extended-term basis or on an as-needed basis. In our consulting services business, multiple elements may include any of the above four sources. Training and maintenance on software products may occur after the software product sale while other services may occur before or after the software product sale and may not relate to the software product. Revenue recognition for multiple element arrangement is as follows:

Each element is accounted for separately when each element has value to the customer on a standalone basis and there is Company specific objective evidence of selling price of each deliverable. For revenue arrangements with multiple deliverables, the Company allocates the total customer arrangement to the separate units of accounting based on their relative selling prices as determined by the price of the items when sold separately. Once the selling price is allocated, the revenue for each element is recognized using the applicable criteria under GAAP as discussed above for elements sold in non-multiple element arrangements. A delivered item or items that do not qualify as a separate unit of accounting within the arrangement are combined with the other applicable undelivered items within the arrangement. The allocation of arrangement consideration and the recognition of revenue is then determined for those combined deliverables as a single unit of accounting. The Company sells its various services and software and hardware products at established prices on a standalone basis which provides Company specific objective evidence of selling price for purposes of multiple element relative selling price allocation. The Company only sells maintenance services or spare parts based on its established rates after it has completed a system integration project for a customer. The customer is not required to purchase maintenance services. All elements in multiple element arrangements with Company customers qualify as separate units of account for revenue recognition purposes.

Deferred Revenue

Deferred revenues represent billings or cash received in excess of revenue recognizable on service agreements that are not accounted for under the percentage of completion method.

Disaggregation of Revenue

The Company is following the guidance of ASC 606-10-55-296 and 297 for disaggregation of revenue. Accordingly, revenue has been disaggregated according to the nature, amount, timing and uncertainty of revenue and cash flows. We are providing qualitative and quantitative disclosures.

Qualitative:

1.

We have four distinct revenue sources:

a.

Turnkey, engineered projects;

b.

Associated maintenance and support services;

c.

Licensing and professional services related to auditing of data center assets:

d.

Predetermined algorithms to provide important operating information to the users of our systems.

2.

We currently operate in North America including the USA, Mexico and Canada.

3.

Our customers include rail transportation, commercial, petrochemical, government, banking and IT suppliers.

4.

Our contracts are fixed price and fall into two duration types:

a.

Turnkey engineered projects and professional service contracts that are less than 1 year in duration and are typically two to three months in length; and

b.

Maintenance and support contracts ranging from one to five years in length.

5.

Transfer of goods and services are over time.

Quantitative:

For the Three Months Ended June 30, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

Major Goods and Service Lines

Turnkey Projects	$1,332.577	$(2,421)	$—	$—	$89,253	$—	$178,224	$1,597,633
Maintenance & Support	299,314	54,973	—	20,221	7,616	—	—	382,124
Data Center Auditing Services	—	—	—	—	—	—	—	—
Software License	—	—	—	—	—	2,385	—	2,385
	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

Timing of Revenue Recognition

Goods transferred over time	$1,332,577	$(2,421)	$—	$—	$89,253	$2,385	$178,224	$1,600,018
Services transferred over time	299,314	54,973	—	20,221	7,616	—	—	382,124
	$1,631,891	$52,552	$—	$20,221	$96,869	$2,385	$178,224	$1,982,142

For the Three Months Ended June 30, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

Major Goods and Service Lines

Turnkey Projects	$552,561	$169,010	$12,815	$33,354	$217,251	$—	$984,991
Maintenance & Support	252,574	—	7,806	20,221	—	—	280,601
Data Center Auditing Services	—	—	—	—	—	80,213	80,213
Software License	—	—	—	—	—	—	—
	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

Timing of Revenue Recognition

Goods transferred over time	$552,561	$169,010	$12,815	$33,354	$217,251	$80,213	$1,065,204
Services transferred over time	252,574	—	7,806	20,221	—	—	280,601
	$805,135	$169,010	$20,621	$53,575	$217,251	$80,213	$1,345,805

For the Six Months Ended June 30, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

Major Goods and Service Lines

Turnkey Projects	$1,813,687	$6,202	$—	$—	$113,194	$—	$178,224	$2,111,307
Maintenance & Support	531,462	120,685	—	47,370	27,794	—	—	727,311
Data Center Auditing Services	—	—	—	—	—	129,699	—	129,699
Software License	—	—	—	—	—	4,770	—	4,770
	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

Timing of Revenue Recognition

Goods transferred over time	$1,813,687	$6,202	$—	$—	$113,194	$134,469	$178,224	$2,245,776
Services transferred over time	531,462	120,685	—	47,370	27,794	—	—	727,311
	$2,345,149	$126,887	$—	$47,370	$140,988	$134,469	$178,224	$2,973,087

For the Six Months Ended June 30, 2019

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Total
Primary Geographical Markets

North America	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

Major Goods and Service Lines

Turnkey Projects	$3,942,219	$186,734	$39,361	$56,626	$678,489	$—	$4,903,429
Maintenance & Support	534,714	2,197	15,612	40,442	9,110	—	602,075
Data Center Auditing Services	—	—	—	—	—	144,982	144,982
Software License	—	—	—	—	—	47,400	47,400
	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886

Timing of Revenue Recognition

Goods transferred over time	$3,942,219	$186,734	$39,361	$56,626	$678,489	$192,382	$5,095,811
Services transferred over time	534,714	2,197	15,612	40,442	9,110	—	602,075
	$4,476,933	$188,931	$54,973	$97,068	$687,599	$192,382	$5,697,886